PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2010	2011
Capital contribution receivable from a noncontrolling shareholder	$—	$5,027
Advance to EMS providers	1,042	4,910
Value added taxes recoverable	3,061	2,082
Rental receivable	703	1,968
Receivable for disposal of other assets	—	1,193
Social insurance borne by employee	560	785
Prepaid testing and tooling fee	302	515
Prepaid software license fee	384	411
Deposits	642	287
Staff advances	251	284
Other prepaid and current assets	68	98
Rebate receivable	796	—
Prepaid commercial insurance	99	—
Contingent acquisition receivable	89	—

	$7,997	$17,560

In July 2011, the Group paid $12,251, represent 60% ownership, to form Tecface Communication Equipment Beijing with Beijing E-town International Investment and Development Co Ltd (“BEIID”). Even though BEIID have not paid their portion of the capital contribution in full, they have the full legal rights and entitlement to their portion of the equity. The capital contribution receivable of $5,027 represented the receivable form BEIID (noncontrolling interest) for the investment that has not been collected by Tecface Communication Equipment Beijing.